Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Income Statement [Abstract]
Revenues
Expenses:
Geological and geophysical costs	20,911	324,929	449,198	897,777
Salaries and benefits	60,197	57,881	202,167	214,550
Professional services	45,371	31,712	257,536	155,338
General and administrative	64,569	104,564	789,628	272,605
Net operating expenses	191,048	519,086	1,698,529	1,540,270
Loss from operations	(191,048)	(519,086)	(1,698,529)	(1,540,270)
Other income (expense):
Interest expense	(49,162)	(21,534)	(245,970)	(213,022)
Other income	956	969	3,839	3,941
Loss on settlement of liabilities	(143,373)		(46,346)	56,000
Gain on change in fair value of derivative liability	46,495	851,032	4,109,195	(2,386,907)
Total other income (expense)	(145,084)	830,467	3,820,718	(2,539,988)
Net income (loss)	$ (336,132)	$ 311,381	$ 2,122,189	$ (4,080,258)
Net loss per share of common stock - basic	$ (0.01)	$ 0.01	$ 0.04	$ (0.13)
Net loss per share of common stock - diluted	$ (0.01)	$ 0.01	$ 0.03	$ (0.13)
Weighted average shares outstanding - basic	56,779,658	49,867,529	50,647,226	31,012,343
Weighted average shares outstanding - diluted	56,779,658	52,706,275	62,630,306	31,012,343